Quarterly Report
July 31, 2025
SSGA Active Trust
SPDR Galaxy Transformative Tech Accelerators ETF
SPDR Galaxy Digital Asset Ecosystem ETF
SPDR Galaxy Hedged Digital Asset Ecosystem ETF
SPDR Bridgewater All Weather ETF
SPDR SSGA IG Public & Private Credit ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
(Consolidated) Schedules of Investments (Unaudited)
SPDR Galaxy Transformative Tech Accelerators ETF (TEKX)	1
SPDR Galaxy Digital Asset Ecosystem ETF (DECO)	3
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (HECO)	5
SPDR Bridgewater All Weather ETF (ALLW)	8
SPDR SSGA IG Public & Private Credit ETF (PRIV)	11
Notes to Schedules of Investments (Unaudited)	18
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
CAPITAL MARKETS — 4.7%
Coinbase Global, Inc. Class A (a)	122	$46,086
Etoro Group Ltd. Class A (a)	757	45,390
		91,476
ELECTRIC UTILITIES — 5.3%
NRG Energy, Inc.	626	104,667
ELECTRICAL EQUIPMENT — 13.9%
Eaton Corp. PLC	92	35,394
Hubbell, Inc.	186	81,371
nVent Electric PLC	577	45,249
Schneider Electric SE	201	52,510
Vertiv Holdings Co. Class A	402	58,531
		273,055
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Amphenol Corp. Class A	197	20,982
Coherent Corp. (a)	386	41,534
		62,516
FINANCIAL SERVICES — 5.4%
Mastercard, Inc. Class A	87	49,283
Visa, Inc. Class A	166	57,348
		106,631
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.4%
Vistra Corp.	227	47,339
INTERACTIVE MEDIA & SERVICES — 3.7%
Alphabet, Inc. Class A	378	72,538
METALS & MINING — 1.8%
Freeport-McMoRan, Inc.	858	34,526
MULTI-UTILITIES — 3.0%
Public Service Enterprise Group, Inc.	664	59,621
OIL, GAS & CONSUMABLE FUELS — 2.7%
Exxon Mobil Corp.	470	52,471
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.5%
Landbridge Co. LLC Class A	511	28,963
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Lam Research Corp.	284	26,935
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	123	$29,719
		56,654
SOFTWARE — 44.2%
Bitfarms Ltd. (a)	64,824	81,678
Cipher Mining, Inc. (a)	16,882	92,176
Core Scientific, Inc. (a)	19,430	263,082
Hut 8 Corp. (a)	1,829	38,830
Iren, Ltd. (a)	9,488	152,852
Microsoft Corp.	131	69,888
MicroStrategy, Inc. Class A (a)	78	31,345
Riot Platforms, Inc. (a)	10,480	140,537
		870,388
SPECIALIZED REITs — 2.8%
Equinix, Inc. REIT	71	55,747
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Western Digital Corp.	434	34,151
TOTAL COMMON STOCKS (Cost $1,600,161)		1,950,743
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.29% (b) (c) (Cost $16,297)	16,297	16,297
TOTAL INVESTMENTS — 100.0% (Cost $1,616,458)		1,967,040
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		182
NET ASSETS — 100.0%		$1,967,222
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended July 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at July 31, 2025.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,950,743	$—	$—	$1,950,743
Short-Term Investment	16,297	—	—	16,297
TOTAL INVESTMENTS	$1,967,040	$—	$—	$1,967,040

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/25	Value at 7/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,313	$23,313	$620,969	$627,985	$—	$—	16,297	$16,297	$1,123
See accompanying notes to Schedule of Investments.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
July 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 80.4%
BANKS — 3.8%
JPMorgan Chase & Co.	1,328	$393,407
CAPITAL MARKETS — 11.6%
Blackrock, Inc.	230	254,382
Coinbase Global, Inc. Class A (a)	691	261,032
Etoro Group Ltd. Class A (a)	4,285	256,929
Morgan Stanley	1,924	274,093
Robinhood Markets, Inc. Class A (a)	1,508	155,399
		1,201,835
ELECTRICAL EQUIPMENT — 4.1%
Vertiv Holdings Co. Class A	2,919	425,006
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Coherent Corp. (a)	3,209	345,288
FINANCIAL SERVICES — 7.5%
Block, Inc. (a)	1,564	120,835
Mastercard, Inc. Class A	590	334,217
Visa, Inc. Class A	928	320,596
		775,648
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A	2,156	413,737
Meta Platforms, Inc. Class A	167	129,164
		542,901
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Lam Research Corp.	1,419	134,578
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,211	292,602
		427,180
SOFTWARE — 38.3%
Bitfarms Ltd. (a)	394,170	496,654
Cipher Mining, Inc. (a)	90,466	493,944
Cleanspark, Inc. (a)	25,225	286,808
Core Scientific, Inc. (a)	119,737	1,621,239
Iren, Ltd. (a)	17,826	287,177
Security Description	Shares	Value
Riot Platforms, Inc. (a)	59,072	$792,156
		3,977,978
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Western Digital Corp.	3,381	266,051
TOTAL COMMON STOCKS (Cost $6,275,689)		8,355,294
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 16.7%
iShares Bitcoin Trust ETF	24,175	1,603,286
iShares Ethereum Trust ETF	4,847	137,025
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,465,779)		1,740,311
SHORT-TERM INVESTMENT — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.29% (b) (c) (Cost $302,355)	302,355	302,355
TOTAL INVESTMENTS — 100.0% (Cost $8,043,823)		10,397,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(2,630)
NET ASSETS — 100.0%		$10,395,330
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended July 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at July 31, 2025.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,355,294	$—	$—	$8,355,294
Mutual Funds and Exchange Traded Products	1,740,311	—	—	1,740,311
Short-Term Investment	302,355	—	—	302,355
TOTAL INVESTMENTS	$10,397,960	$—	$—	$10,397,960
See accompanying notes to Schedule of Investments.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/25	Value at 7/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,452	$71,452	$2,362,872	$2,131,969	$—	$—	302,355	$302,355	$5,827
See accompanying notes to Schedule of Investments.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
July 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 84.8%
BANKS — 4.2%
JPMorgan Chase & Co.	10,161	$3,010,095
CAPITAL MARKETS — 12.1%
Blackrock, Inc.	1,649	1,823,811
Coinbase Global, Inc. Class A (a)	4,326	1,634,190
Etoro Group Ltd. Class A (a)	30,849	1,849,706
Morgan Stanley	14,692	2,093,022
Robinhood Markets, Inc. Class A (a)	11,160	1,150,038
		8,550,767
ELECTRICAL EQUIPMENT — 4.5%
Vertiv Holdings Co. Class A	21,856	3,182,234
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Coherent Corp. (a)	22,517	2,422,829
FINANCIAL SERVICES — 8.3%
Block, Inc. (a)	11,076	855,731
Mastercard, Inc. Class A	4,540	2,571,774
Visa, Inc. Class A	7,104	2,454,219
		5,881,724
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A	15,283	2,932,807
Meta Platforms, Inc. Class A	1,254	969,894
		3,902,701
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Lam Research Corp.	9,844	933,605
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,598	2,077,449
		3,011,054
SOFTWARE — 40.0%
Bitfarms Ltd. (a)	2,690,097	3,389,522
Cipher Mining, Inc. (a)	652,373	3,561,957
Cleanspark, Inc. (a)	165,984	1,887,238
Core Scientific, Inc. (a)	898,334	12,163,442
Iren, Ltd. (a)	110,422	1,778,899
Riot Platforms, Inc. (a)	416,073	5,579,539
		28,360,597
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Western Digital Corp.	23,100	1,817,739
TOTAL COMMON STOCKS (Cost $46,494,957)		60,139,740
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 16.6%
iShares Bitcoin Trust ETF	163,172	10,821,567
Security Description	Shares	Value
iShares Ethereum Trust ETF	33,045	$934,182
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $9,737,878)		11,755,749
PUT OPTIONS PURCHASED — 0.2%
Alphabet, Inc.	15,200	24,092
Block, Inc.	10,000	1,850
Cleanspark, Inc.	75,000	9,000
Cleanspark, Inc.	75,000	38,250
Coherent Corp.	20,300	9,135
Coinbase Global, Inc.	3,900	3,042
Etoro Group, Ltd.	27,900	17,437
Iren, Ltd.	110,400	1,104
iShares Bitcoin Trust ETF	25,800	10,062
JPMorgan Chase & Co.	9,100	1,820
Lam Research Corp.	8,800	1,232
Meta Plaforms, Inc.	1,100	407
Morgan Stanley	13,200	1,518
Riot Platforms, Inc.	271,000	13,550
Robinhood Markets, Inc.	11,100	20,590
Taiwan Semiconductor Manufacturing Co. Ltd.	7,700	1,194
Vertiv Holdings Co.	19,700	4,039
Western Digital Corp.	23,100	6,006
TOTAL PURCHASED OPTIONS (Cost $730,939)		164,328
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.29% (b) (c) (Cost $349,707)	349,707	349,707
TOTAL INVESTMENTS — 102.1% (Cost $57,313,481)		72,409,524
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(1,468,313)
NET ASSETS — 100.0%		$70,941,211
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended July 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at July 31, 2025.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

The Fund had the following Written Call Options contracts at July 31, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Lam Research Corp.	N/A	USD 100	08/15/2025	(88)	USD (880,000)	$ (8,228)	$(19,093)	$10,865
Vertiv Holdings Co.	N/A	USD 140	08/15/2025	(197)	USD (2,758,000)	(179,763)	(75,433)	(104,330)
Morgan Stanley	N/A	USD 145	08/15/2025	(132)	USD (1,914,000)	(23,826)	(21,714)	(2,112)
Riot Platforms, Inc.	N/A	USD 13	08/15/2025	(2,710)	USD (3,523,000)	(322,490)	(73,036)	(249,454)
Coherent Corp.	N/A	USD 95	08/15/2025	(203)	USD (1,928,500)	(293,335)	(49,435)	(243,900)
JPMorgan Chase & Co.	N/A	USD 295	08/15/2025	(91)	USD (2,684,500)	(54,372)	(27,488)	(26,884)
Taiwan Semiconductor Manufacturing Co. Ltd.	N/A	USD 240	08/15/2025	(77)	USD (1,848,000)	(59,098)	(23,757)	(35,341)
Coinbase Global, Inc.	N/A	USD 380	08/15/2025	(39)	USD (1,482,000)	(77,513)	(39,248)	(38,265)
Etoro Group, Ltd.	N/A	USD 80	08/15/2025	(279)	USD (2,232,000)	(18,833)	(68,401)	49,568
Western Digital Corp.	N/A	USD 70	08/15/2025	(231)	USD (1,617,000)	(209,632)	(18,340)	(191,292)
Block, Inc.	N/A	USD 75	08/15/2025	(100)	USD (750,000)	(56,250)	(18,245)	(38,005)
Iren, Ltd.	N/A	USD 14	08/15/2025	(1,104)	USD (1,545,600)	(277,656)	(50,610)	(227,046)
Meta Platforms, Inc.	N/A	USD 745	08/15/2025	(11)	USD (819,500)	(40,837)	(18,749)	(22,088)
Cleanspark, Inc.	N/A	USD 12	08/15/2025	(750)	USD (900,000)	(40,875)	(19,838)	(21,037)
Cleanspark, Inc.	N/A	USD 13	08/15/2025	(750)	USD (975,000)	(22,875)	(15,338)	(7,537)
Core Scientific, Inc.	N/A	USD 20	08/15/2025	(812)	USD (1,624,000)	(2,842)	(109,986)	107,144
iShares Bitcoin Trust ETF	N/A	USD 80	08/15/2025	(258)	USD (2,064,000)	(1,806)	(7,374)	5,568
Robinhood Markets, Inc.	N/A	USD 130	08/15/2025	(111)	USD (1,443,000)	(5,383)	(29,247)	23,864
Alphabet, Inc.	N/A	USD 208	08/15/2025	(152)	USD (3,154,000)	(9,500)	(15,638)	6,138
						$(1,705,114)	$(700,970)	$(1,004,144)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$60,139,740	$—	$—	$60,139,740
Mutual Funds and Exchange Traded Products	11,755,749	—	—	11,755,749
Put Options Purchased	164,328	—	—	164,328
Short-Term Investment	349,707	—	—	349,707
TOTAL INVESTMENTS	$72,409,524	$—	$—	$72,409,524
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$203,147	$—	$—	$203,147
Call Options Written - Unrealized Depreciation	(1,207,291)	—	—	(1,207,291)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,004,144)	$—	$—	$(1,004,144)
See accompanying notes to Schedule of Investments.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/25	Value at 7/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	252,344	$252,344	$19,429,407	$19,332,044	$—	$—	349,707	$349,707	$23,879
See accompanying notes to Schedule of Investments.

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 38.8%
U.S. Treasury Bills 4.29%, 11/4/2025	$14,550,000	$14,388,382
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	2,926,121	1,569,075
0.13%, 2/15/2052	3,521,865	1,845,953
0.25%, 2/15/2050	3,175,737	1,814,636
0.63%, 2/15/2043	3,935,708	2,907,812
0.75%, 2/15/2042	3,912,040	3,022,280
0.75%, 2/15/2045	4,443,238	3,217,616
0.88%, 2/15/2047	2,363,626	1,695,440
1.00%, 2/15/2046	2,577,578	1,935,046
1.00%, 2/15/2048	2,346,336	1,707,189
1.00%, 2/15/2049	2,427,098	1,739,547
1.38%, 2/15/2044	4,358,398	3,636,879
1.50%, 2/15/2053	3,298,209	2,570,026
2.13%, 2/15/2041	2,121,029	2,066,097
2.13%, 2/15/2054	3,377,800	3,037,711
2.38%, 2/15/2055	1,736,849	1,649,837
U.S. Treasury Inflation-Indexed Notes:
0.63%, 7/15/2032	1,382,513	1,289,301
1.13%, 1/15/2033	11,735,430	11,203,210
1.38%, 7/15/2033	8,678,880	8,414,784
1.75%, 1/15/2034	9,176,193	9,078,517
1.88%, 7/15/2034	9,450,182	9,440,400
1.88%, 7/15/2035	5,406,156	5,359,169
2.13%, 1/15/2035	9,676,320	9,804,267
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,064,427)		103,393,174

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 20.8%
SPDR Portfolio Emerging Markets ETF (a)	258,905	$11,135,504
SPDR Portfolio S&P 500 ETF (a)	500,215	37,185,983
SPDR S&P China ETF (a)	76,384	6,989,136
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $49,886,231)		55,310,623
SHORT-TERM INVESTMENT — 37.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.29% (b) (c) (Cost $99,793,021)	99,793,021	99,793,021
TOTAL INVESTMENTS — 97.1% (Cost $253,743,679)		258,496,818
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%		7,806,366
NET ASSETS — 100.0%		$266,303,184
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended July 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended July 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at July 31, 2025.

At July 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Notes Futures (long)	604	09/19/2025	$66,524,297	$67,081,750	$557,453
COMEX Gold 100 Troy Ounces Futures (long)	101	12/29/2025	34,268,155	33,820,860	(447,295)
Eurex 10 Year Euro BUND Futures (long)	311	09/08/2025	46,550,064	46,167,361	(382,703)
Eurex EURO STOXX 50 Futures (long)	415	09/19/2025	25,315,323	25,364,367	49,044
FTSE 100 Index Futures (long)	91	09/19/2025	10,713,007	10,987,563	274,556
Long Gilt Futures (long)	156	09/26/2025	18,749,620	19,025,750	276,130
SFE 10 Year Australian Bond Futures (long)	327	09/15/2025	23,948,311	23,956,552	8,241
SFE S&P ASX Share Price Index 200 Futures (long)	74	09/18/2025	10,159,067	10,366,338	207,271
TSE TOPIX Futures (long)	69	09/11/2025	12,950,202	13,520,781	570,579
U.S. Treasury Bond Futures (long)	295	09/19/2025	32,882,391	33,685,313	802,922
					$1,916,198
See accompanying notes to Schedule of Investments.

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$996,391	9/15/2025	Bank of America NA	$—	$(4,525)	$(4,525)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$14,911,631	3/16/2026	Goldman Sachs & Co. LLC	$—	$(67,716)	$(67,716)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$9,819,495	12/15/2025	BNP Paribas SA	$—	$(44,592)	$(44,592)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$24,953,944	6/15/2026	JPMorgan Securities LLC	$—	$(113,319)	$(113,319)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$700,000	9/15/2025	Goldman Sachs & Co. LLC	$—	$(15,432)	$(15,432)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,215,628	9/15/2025	BNP Paribas SA	$—	$(36,008)	$(36,008)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$6,868,058	9/15/2025	JPMorgan Securities LLC	$—	$(203,438)	$(203,438)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,758,000	9/15/2025	JPMorgan Securities LLC	$—	$(48,827)	$(48,827)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$231,000	9/15/2025	Goldman Sachs & Co. LLC	$—	$(7,497)	$(7,497)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$887,000	9/15/2025	JPMorgan Securities LLC	$—	$(25,224)	$(25,224)
Total								$—	$(566,578)	$(566,578)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$103,393,174	$—	$103,393,174
Mutual Funds and Exchange Traded Products	55,310,623	—	—	55,310,623
Short-Term Investment	99,793,021	—	—	99,793,021
TOTAL INVESTMENTS	$155,103,644	$103,393,174	$—	$258,496,818
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,746,196	$—	$—	$2,746,196
Futures Contracts - Unrealized Depreciation	(829,998)	—	—	(829,998)
Total Return Swap Contracts - Unrealized Depreciation	—	(566,578)	—	(566,578)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,916,198	$(566,578)	$—	$1,349,620
See accompanying notes to Schedule of Investments.

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 3/6/25*	Value at 3/6/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/25	Value at 7/31/25	Dividend Income
SPDR Portfolio Emerging Markets ETF	—	$—	$10,255,323	$—	$—	$880,181	258,905	$11,135,504	$123,960
SPDR Portfolio S&P 500 ETF	—	—	33,129,864	—	—	4,056,119	500,215	37,185,983	136,301
SPDR S&P China ETF	—	—	6,501,044	—	—	488,092	76,384	6,989,136	67,704
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	115,635,996	15,842,975	—	—	99,793,021	99,793,021	1,206,174
Total		$—	$165,522,227	$15,842,975	$—	$5,424,392		$155,103,644	$1,534,139
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 44.8%
AEROSPACE & DEFENSE — 1.4%
Boeing Co. 6.30%, 5/1/2029	$1,011,000	$1,066,807
Howmet Aerospace, Inc. 4.85%, 10/15/2031	450,000	455,337
RTX Corp. 6.10%, 3/15/2034	425,000	457,882
		1,980,026
AGRICULTURE — 2.1%
BAT Capital Corp. 6.00%, 2/20/2034	357,000	375,660
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	975,000	1,002,466
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	1,600,000	1,650,896
		3,029,022
AUTO MANUFACTURERS — 0.3%
Daimler Truck Finance North America LLC 5.38%, 6/25/2034 (a)	200,000	200,442
General Motors Co. 5.00%, 4/1/2035	200,000	189,746
		390,188
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd. 5.15%, 9/13/2034	373,000	360,590
BANKS — 5.0%
Bank of America Corp. SOFR + 1.31%, 5.51%, 1/24/2036 (b)	500,000	512,140
Barclays PLC SOFR + 1.91%, 5.34%, 9/10/2035 (b)	639,000	635,894
Goldman Sachs Group, Inc. SOFR + 1.38%, 5.54%, 1/28/2036 (b)	200,000	204,610
JPMorgan Chase & Co. SOFR + 1.32%, 5.50%, 1/24/2036 (b)	700,000	718,046
M&T Bank Corp. Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b)	1,150,000	1,145,550
Morgan Stanley SOFR + 1.42%, 5.59%, 1/18/2036 (b)	1,125,000	1,155,015
Morgan Stanley Private Bank NA SOFR + 1.08%, 4.73%, 7/18/2031 (b)	565,000	567,492
U.S. Bancorp:
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	470,000	463,570
Security Description	Principal Amount	Value
SOFR + 1.25%, 5.10%, 7/23/2030 (b)	$500,000	$510,230
SOFR + 1.41%, 5.42%, 2/12/2036 (b)	600,000	610,044
Wells Fargo & Co. SOFR + 1.38%, 5.21%, 12/3/2035 (b)	750,000	751,748
		7,274,339
BEVERAGES — 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	895,000	860,641
5.00%, 6/15/2034	763,000	773,667
		1,634,308
BIOTECHNOLOGY — 0.9%
Amgen, Inc. 5.25%, 3/2/2033	525,000	535,337
Gilead Sciences, Inc. 5.10%, 6/15/2035	798,000	803,227
		1,338,564
CHEMICALS — 0.2%
Dow Chemical Co. 5.15%, 2/15/2034	200,000	196,792
Eastman Chemical Co. 5.63%, 2/20/2034	100,000	101,668
		298,460
COMMERCIAL SERVICES — 0.6%
Verisk Analytics, Inc. 5.25%, 6/5/2034	825,000	837,367
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp. 5.90%, 3/15/2034	300,000	317,610
DISTRIBUTION & WHOLESALE — 0.2%
LKQ Corp. 6.25%, 6/15/2033	300,000	313,461
DIVERSIFIED FINANCIAL SERVICES — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	759,000	774,021
Ally Financial, Inc. SOFR + 1.73%, 5.54%, 1/17/2031 (b)	318,000	322,020
Blackrock, Inc. 4.75%, 5/25/2033	200,000	200,596
Charles Schwab Corp.:
4.00%, 2/1/2029	427,000	423,178
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	470,000	485,599
Intercontinental Exchange, Inc. 5.25%, 6/15/2031	440,000	454,947
		2,660,361

See accompanying notes to Schedule of Investments.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 2.5%
American Electric Power Co., Inc. 5.63%, 3/1/2033	$426,000	$441,851
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	346,000	328,447
Duke Energy Corp. 2.45%, 6/1/2030	482,000	436,986
Exelon Corp. 4.05%, 4/15/2030	420,000	411,953
FirstEnergy Transmission LLC 4.55%, 1/15/2030	475,000	473,917
Georgia Power Co. 4.55%, 3/15/2030	506,000	508,596
Pacific Gas & Electric Co. 5.55%, 5/15/2029	680,000	693,036
PPL Capital Funding, Inc. 4.13%, 4/15/2030	301,000	294,857
		3,589,643
ELECTRONICS — 0.3%
Honeywell International, Inc. 5.00%, 3/1/2035	450,000	449,829
FOOD — 1.2%
Campbell's Co. 5.40%, 3/21/2034	961,000	970,619
J.M. Smucker Co.:
2.13%, 3/15/2032	475,000	400,563
4.25%, 3/15/2035	400,000	370,896
		1,742,078
HEALTH CARE PRODUCTS — 0.3%
GE HealthCare Technologies, Inc. 5.91%, 11/22/2032	479,000	508,837
HEALTH CARE SERVICES — 1.3%
Elevance Health, Inc.:
4.75%, 2/15/2030	471,000	472,898
5.50%, 10/15/2032	240,000	247,944
HCA, Inc. 5.50%, 3/1/2032	830,000	852,252
UnitedHealth Group, Inc. 4.80%, 1/15/2030	300,000	302,994
		1,876,088
HOUSEHOLD PRODUCTS — 0.3%
Haleon U.S. Capital LLC 3.63%, 3/24/2032	450,000	420,849
HOUSEHOLD PRODUCTS & WARES — 0.4%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	506,000	529,595
INSURANCE — 1.3%
American Financial Group, Inc. 5.25%, 4/2/2030	175,000	179,889
Arthur J Gallagher & Co. 5.00%, 2/15/2032	400,000	403,096
Security Description	Principal Amount	Value
Athene Global Funding 5.58%, 1/9/2029 (a)	$150,000	$154,221
Athene Holding Ltd. 6.65%, 2/1/2033	205,000	220,621
Corebridge Financial, Inc. 3.90%, 4/5/2032	450,000	422,766
Lincoln National Corp. 5.85%, 3/15/2034	225,000	230,389
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	175,000	176,656
MetLife, Inc. 5.30%, 12/15/2034	100,000	102,200
Progressive Corp. 3.20%, 3/26/2030	75,000	71,309
		1,961,147
INTERNET — 0.9%
Amazon.com, Inc. 4.80%, 12/5/2034	200,000	203,412
Meta Platforms, Inc. 4.75%, 8/15/2034	1,050,000	1,046,630
		1,250,042
INVESTMENT COMPANY SECURITIES — 0.8%
ARES Capital Corp. 5.88%, 3/1/2029	818,000	836,511
Blackstone Private Credit Fund 6.00%, 1/29/2032	300,000	303,837
		1,140,348
IRON/STEEL — 0.2%
ArcelorMittal SA 6.00%, 6/17/2034	300,000	314,139
IT SERVICES — 1.9%
CGI, Inc. 4.95%, 3/14/2030 (a)	200,000	202,448
Leidos, Inc. 5.40%, 3/15/2032	825,000	840,964
NetApp, Inc. 5.50%, 3/17/2032	1,725,000	1,771,040
		2,814,452
LODGING — 0.7%
Sands China Ltd. 5.40%, 8/8/2028	1,050,000	1,061,676
MACHINERY-DIVERSIFIED — 0.2%
Ingersoll Rand, Inc. 5.45%, 6/15/2034	220,000	225,817
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.65%, 2/1/2034	550,000	582,439
Comcast Corp. 4.40%, 8/15/2035	200,000	188,586
		771,025

See accompanying notes to Schedule of Investments.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.5%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	$650,000	$663,260
OIL & GAS — 2.4%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	1,125,000	1,138,320
Diamondback Energy, Inc. 5.40%, 4/18/2034	1,098,000	1,101,492
Occidental Petroleum Corp. 6.63%, 9/1/2030	250,000	263,862
Ovintiv, Inc. 6.25%, 7/15/2033	1,000,000	1,034,060
		3,537,734
PHARMACEUTICALS — 1.6%
AbbVie, Inc. 4.95%, 3/15/2031	806,000	822,394
CVS Health Corp.:
3.75%, 4/1/2030	282,000	270,472
4.88%, 7/20/2035	250,000	238,665
Eli Lilly & Co. 4.90%, 2/12/2032	400,000	408,600
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	571,000	567,819
		2,307,950
PIPELINES — 0.9%
Energy Transfer LP 3.75%, 5/15/2030	375,000	359,257
Enterprise Products Operating LLC 4.85%, 1/31/2034	400,000	396,480
ONEOK, Inc. 5.05%, 11/1/2034	250,000	242,980
Williams Cos., Inc. 5.60%, 3/15/2035	250,000	255,493
		1,254,210
PRIVATE CREDIT SECURITIES — 6.7%
AGL Energy Ltd. 7.91%, 12/8/2035 (c)	2,000,000	2,100,000
AP Fides Holdings I 6.00%, 11/30/2048 (c)	1,695,233	2,017,890
AP Grange Holdings 6.50%, 3/20/2045 (c)	3,163,915	3,030,000
AP Hermes Holdings I LLC 6.25%, 7/25/2048 (c)	1,387,903	1,632,208
AP Maia Holdings I LLC 5.50%, 7/28/2047 (c)	398,007	460,094
AP Oryx Holdings LLC 6.10%, 9/8/2043 (c)	500,000	499,675
		9,739,867
REAL ESTATE INVESTMENT TRUSTS — 1.0%
American Tower Corp. 5.40%, 1/31/2035	100,000	101,736
Security Description	Principal Amount	Value
COPT Defense Properties LP 2.75%, 4/15/2031	$365,000	$323,171
Digital Realty Trust LP 3.60%, 7/1/2029	365,000	351,637
Essex Portfolio LP 3.00%, 1/15/2030	303,000	282,839
UDR, Inc. Series MTN, 3.20%, 1/15/2030	350,000	331,338
		1,390,721
RETAIL — 0.8%
AutoNation, Inc.:
3.80%, 11/15/2027	198,000	194,351
3.85%, 3/1/2032	300,000	275,901
AutoZone, Inc. 6.55%, 11/1/2033	116,000	127,762
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	250,000	224,465
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	350,000	346,479
		1,168,958
SEMICONDUCTORS — 2.3%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	1,223,000	1,178,446
Broadcom, Inc. 5.20%, 4/15/2032	165,000	169,318
Marvell Technology, Inc.:
2.95%, 4/15/2031	387,000	350,672
5.95%, 9/15/2033	665,000	701,289
Micron Technology, Inc. 5.88%, 9/15/2033	950,000	989,739
		3,389,464
SOFTWARE — 1.0%
Synopsys, Inc.:
4.85%, 4/1/2030	468,000	473,289
5.15%, 4/1/2035	378,000	379,111
Workday, Inc. 3.80%, 4/1/2032	585,000	549,379
		1,401,779
TELECOMMUNICATIONS — 0.8%
AT&T, Inc. 2.55%, 12/1/2033	548,000	457,043
Deutsche Telekom International Finance BV 4.75%, 6/21/2038 (a)	418,000	392,761
T-Mobile USA, Inc. 4.70%, 1/15/2035	250,000	241,515
		1,091,319
TOTAL CORPORATE BONDS & NOTES (Cost $64,734,195)		65,035,123

See accompanying notes to Schedule of Investments.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 8.8%
AUTOMOBILE — 0.9%
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class D, 6.66%, 2/18/2039 (a)	$1,250,000	$1,288,091
HOME EQUITY ABS — 0.4%
RCKT Mortgage Trust Series 2023-CES3, Class A2, 7.61%, 11/25/2043 (a) (b)	500,000	507,728
OTHER ABS — 6.4%
Antares CLO Ltd. Series 2018-3A, Class DR, 3 mo. USD Term SOFR + 3.85%, 8.18%, 7/20/2036 (a) (b)	500,000	499,800
Golub Capital Partners CLO 38M Ltd. Series 2018-38A, Class DR, 3 mo. USD Term SOFR + 4.20%, 8.51%, 7/28/2036 (a) (b)	1,000,000	1,002,200
PK ALIFT Loan Funding 3 LP:
Series 2024-1, Class C, 6.55%, 9/15/2039 (a)	767,816	781,976
Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	1,535,631	1,570,350
PK ALIFT Loan Funding 4 LP Series 2024-2, Class D, 6.41%, 10/15/2039 (a)	1,365,880	1,347,677
RR 12 Ltd. Series 2020-12A, Class CR3, 3 mo. USD Term SOFR + 3.00%, 7.32%, 1/15/2036 (a) (b)	2,000,000	1,990,600
RR 27 Ltd. Series 2023-27A, Class C2, 3 mo. USD Term SOFR + 5.92%, 10.24%, 10/15/2035 (a) (b)	2,000,000	2,005,200
SunStrong Issuer LLC Series 2025-A, Class A, 6.19%, 6/21/2055 (a)	113,726	117,197
		9,315,000
STUDENT LOAN ABS — 1.1%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	1,595,000	1,622,083
TOTAL ASSET-BACKED SECURITIES (Cost $12,713,643)		12,732,902
Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.0%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051	$6,933,237	$5,443,150
2.50%, 5/1/2051	5,650,371	4,637,493
3.00%, 5/1/2051	3,684,737	3,156,136
5.00%, 7/1/2055	3,000,000	2,929,601
Federal National Mortgage Association:
2.50%, 12/1/2051	2,982,227	2,447,290
3.00%, 3/1/2052	8,869,037	7,621,413
3.00%, 4/1/2052	5,085,593	4,356,029
5.50%, 2/1/2055	2,890,457	2,875,937
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,664,341)		33,467,049
U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bonds 4.63%, 2/15/2055	1,534,000	1,469,524
U.S. Treasury Notes:
3.88%, 6/30/2030	12,500,000	12,456,055
4.13%, 1/31/2027	940,000	940,918
4.63%, 2/15/2035	1,300,000	1,328,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,285,686)		16,194,731
MORTGAGE-BACKED SECURITIES — 6.1%
MF1 LLC:
Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 7.64%, 3/19/2039 (a) (b)	1,000,000	999,999
Series 2025-FL17, Class D, 1 mo. USD Term SOFR + 2.74%, 7.09%, 2/18/2040 (a) (b)	1,150,000	1,137,786
MF1 Trust Series 2024-FL16, Class C, 1 mo. USD Term SOFR + 2.54%, 6.89%, 11/18/2039 (a) (b)	2,000,000	1,990,004
MFA Trust Series 2025-NQM1, Class M1, CMO, 6.29%, 3/25/2070 (a) (b)	500,000	502,866
NYMT Loan Trust Series 2025-CP1, Class A2, CMO, 3.75%, 11/25/2069 (a) (b)	350,000	319,633
PFP Ltd. Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 7.33%, 9/17/2039 (a) (b)	1,951,249	1,941,497

See accompanying notes to Schedule of Investments.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Verus Securitization Trust Series 2023-2, Class M1, CMO, 7.46%, 3/25/2068 (a) (b)	$2,000,000	$2,003,880
TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,910,624)		8,895,665
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.3%
Bank:
Series 2020-BN25, Class AS, 2.84%, 1/15/2063	1,000,000	896,131
Series 2022-BNK41, Class A4, VRN, 3.79%, 4/15/2065 (b)	1,000,000	935,644
BBCMS Mortgage Trust Series 2024-5C27, Class AS, VRN, 6.41%, 7/15/2057 (b)	2,850,000	2,975,704
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,822,379)		4,807,479
	Shares
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.29% (d) (e) (Cost $3,297,941)	3,297,941	3,297,941
TOTAL INVESTMENTS — 99.4% (Cost $144,428,809)		144,430,890
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		850,311
NET ASSETS — 100.0%		$145,281,201

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.8% of net assets as of July 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of July 31, 2025, total aggregate fair value of the securities is $9,739,867, representing 6.70% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended July 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at July 31, 2025.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At July 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	EUR534,414	USD628,710	09/08/2025	$15,628
HSBC Bank USA	EUR2,158,861	USD2,516,600	09/08/2025	39,946
Standard Chartered Bank	EUR1,218,309	USD1,397,518	09/08/2025	(130)
Total				$55,444

EUR	Euro
See accompanying notes to Schedule of Investments.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

At July 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures (long)	247	09/30/2025	$26,726,068	$26,718,453	$(7,615)
Ultra U.S. Treasury Bond Futures (long)	12	09/19/2025	1,386,009	1,407,750	21,741
					$14,126

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$55,295,256	$9,739,867	$65,035,123
Asset-Backed Securities	—	12,732,902	—	12,732,902
U.S. Government Agency Obligations	—	33,467,049	—	33,467,049
U.S. Treasury Obligations	—	16,194,731	—	16,194,731
Mortgage-Backed Securities	—	8,895,665	—	8,895,665
Commercial Mortgage Backed Securities	—	4,807,479	—	4,807,479
Short-Term Investment	3,297,941	—	—	3,297,941
TOTAL INVESTMENTS	$3,297,941	$131,393,082	$9,739,867	$144,430,890
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$55,574	$—	$55,574
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(130)	—	(130)
Futures Contracts - Unrealized Appreciation	21,741	—	—	21,741
Futures Contracts - Unrealized Depreciation	(7,615)	—	—	(7,615)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$14,126	$55,444	$—	$69,570

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended July 31, 2025.
	Beginning Value at February 27, 2025*	Transfers into Level 3**	Purchases	Sales	Net realized gain	Change in Unrealized Appreciation/ Depreciation	Transfers out of Level 3	Ending Value at July 31, 2025
Corporate Bonds & Notes	$—	$0	$9,662,943	$7,310	$0	$84,234	$—	$9,739,867
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2025***	$84,234

*	Commencement of operations.
**	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
***	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.

See accompanying notes to Schedule of Investments.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of July 31, 2025.
Type of Investment	Fair Value as of July 31, 2025	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$8,930,796	Transaction Approach	Recent Transactions	99.50%–105.00%; (102.76%)	Increase
Corporate Bonds & Notes	$809,071	Discounted Cash Flow	Discount Rate ( Mid)	5.43%–7.35%; (6.12%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

Affiliate Table
	Number of Shares Held at 2/27/25*	Value at 2/27/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/25	Value at 7/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$44,356,735	$41,058,794	$—	$—	3,297,941	$3,297,941	$58,183
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of July 31, 2025, is disclosed in each Fund's respective (Consolidated) Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended July 31, 2025, the SPDR Bridgewater All Weather ETF and SPDR SSGA IG Public & Private Credit ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in marketvalue is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counter parties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended July 31, 2025, the SPDR SSGA IG Public & Private Credit ETF entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Option Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended July 31, 2025, the SPDR Galaxy Hedged Digital Asset Ecosystem ETF entered into option contracts.
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
During the period ended July 31, 2025, the SPDR Bridgewater All Weather ETF entered into swap contracts.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
July 31, 2025 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended July 31, 2025, are disclosed in the (Consolidated) Schedules of Investments.